UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  Dec 31, 2012
                                                ----------------------------


Check here if Amendment [ ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [  ]   is a restatement.
                                        [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Horizon Investments, LLC/SC
Address:      Charlotte, NC 28277



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Ben Johnson
Title:   Chief Compliance Officer
Phone:   704-544-2399

Signature, Place, and Date of Signing:

/s/ Ben Johnson                 Charlotte, NC             Dec 31, 2012
------------------         ---------------------    -----------------
   [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1
                                                    ----

Form 13F Information Table Entry Total:             48
                                                    ----

Form 13F Information Table Value Total:             202488.0
                                                    ------------
                                                   (thousands)




List of Other Included Managers:
No.     Form 13F File Number        Name
01      Unknown                     Founders Financial Securities, LLC

                              TITLE OF              VALUE      SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP     (x$1000)     PRN AMT PRN CALL DSCRETN MANAGERS SOLE   SHARED   NONE

-----------------------------------------------------------------------------------------------------------------------

ARMOUR RESIDENTI                COM     042315101   92.0        14167     SH      SOLE    NONE    0         0         14167
ISHARES INC MSCI BRIC INDX      COM     464286657   322.0       7894      SH      SOLE    NONE    0         0         7894
ISHARES MSCI MEXICO INVESTABLE  COM     464286822   333.0       4720      SH      SOLE    NONE    0         0         4720
ISHARES TR SP 100 IDX FD        COM     464287101   18166.0     280813    SH      SOLE    NONE    128673    0         152140
ISHARES TR FTSE CHINA25 IDX     COM     464287184   339.0       8388      SH      SOLE    NONE    0         0         8388
ISHARES SP 500 INDEX            COM     464287200   897.0       6264      SH      SOLE    NONE    0         0         6264
ISHARES BARCLAYS AGGREGATE BON  COM     464287226   19493.0     175487    SH      SOLE    NONE    0         0         175487
ISHARES TR IBOXX INV CPBD       COM     464287242   1327.0      10964     SH      SOLE    NONE    0         0         10964
ISHARES SP 500 GROWTH INDEX     COM     464287309   19294.0     254736    SH      SOLE    NONE    116531    0         138205
ISHARES TR SP 500 VALUE         COM     464287408   15191.0     228817    SH      SOLE    NONE    104638    0         124179
ISHARES TR RUSSELL MIDCAP       COM     464287499   843.0       7452      SH      SOLE    NONE    0         0         7452
ISHARES SP MIDCAP 400 INDEX     COM     464287507   404.0       3973      SH      SOLE    NONE    0         0         3973
ISHARES RUSSELL 1000 VALUE IND  COM     464287598   2404.0      33014     SH      SOLE    NONE    0         0         33014
ISHARES TR RUSSELL1000GRW       COM     464287614   2281.0      34831     SH      SOLE    NONE    0         0         34831
ISHARES RUSSELL 1000 INDEX      COM     464287622   36942.0     466732    SH      SOLE    NONE    213795    0         252937
ISHARES TR MSCI ACJPN IDX       COM     464288182   648.0       10706     SH      SOLE    NONE    0         0         10706
ISHARES TR SP NTL AMTFREE       COM     464288414   315.0       2846      SH      SOLE    NONE    0         0         2846
ISHARES IBOXX $ HIGH YIELD COR  COM     464288513   7981.0      85492     SH      SOLE    NONE    0         0         85492
ISHARES TR BARCLYS CR BD        COM     464288620   4726.0      41765     SH      SOLE    NONE    0         0         41765
PROSHARES TR PSHS ULTSH 20YRS   COM     74347B201   317.0       4995      SH      SOLE    NONE    0         0         4995
PROSHARES TR PSHS ULSHT SP500   COM     74347B300   203.0       3759      SH      SOLE    NONE    0         0         3759
PULSE ELECTRONICS CORP          COM     74586W106   6.0         20648     SH      SOLE    NONE    0         0         20648
SPDR SP 500                     COM     78462F103   24154.0     169612    SH      SOLE    NONE    77543     0         92069
SPDR GOLD TRUST GOLD SHS        COM     78463V107   288.0       1775      SH      SOLE    NONE    0         0         1775
SELECT SECTOR SPDR TR SBI HEAL  COM     81369Y209   457.0       11451     SH      SOLE    NONE    0         0         11451
FINANCIAL SELECT SECTOR SPDR    COM     81369Y605   339.0       20672     SH      SOLE    NONE    0         0         20672
VALLEY NATL BANCORP             COM     919794107   101.0       10892     SH      SOLE    NONE    0         0         10892
VANGUARD LARGE CAP ETF          COM     922908637   24108.0     369984    SH      SOLE    NONE    169422    0         200562
FIRST TR EXCHANGE TRADED FD DJ  COM     33733E302   975.0       25029     SH      SHARED  01      0         0         25029
FIRST TR SP REIT INDEX FD       COM     33734G108   937.0       52763     SH      SHARED  01      0         0         52763
FIRST TRUST CONSUMER DISC ALPH  COM     33734X101   968.0       42835     SH      SHARED  01      0         0         42835
FIRST TRUST CONSUMER STAPLES A  COM     33734X119   986.0       38914     SH      SHARED  01      0         0         38914
FIRST TR EXCHANGE TRADED FD HL  COM     33734X143   967.0       29689     SH      SHARED  01      0         0         29689
ISHARES TR BARCLYS TIPS BD      COM     464287176   1459.0      12015     SH      SHARED  01      0         0         12015
ISHARES TR IBOXX INV CPBD       COM     464287242   2636.0      21788     SH      SHARED  01      0         0         21788
ISHARES MSCI EAFE INDEX         COM     464287465   444.0       7811      SH      SHARED  01      0         0         7811
ISHARES TR RUSSELL1000GRW       COM     464287614   353.0       5392      SH      SHARED  01      0         0         5392
ISHARES TR JPMORGAN USD         COM     464288281   219.0       1783      SH      SHARED  01      0         0         1783
POWERSHARES DB AGRICULTURE      COM     73936B408   448.0       16041     SH      SHARED  01      0         0         16041
POWERSHS DB MULTI SECT M DB GO  COM     73936B606   495.0       8632      SH      SHARED  01      0         0         8632
SPDR SP 500                     COM     78462F103   535.0       3760      SH      SHARED  01      0         0         3760
SPDR SERIES TRUST BRC HGH YLD   COM     78464A417   275.0       6752      SH      SHARED  01      0         0         6752
SPDR BARCLAYS CAPITAL INTL TRE  COM     78464A516   1974.0      32359     SH      SHARED  01      0         0         32359
VANGUARD INTERMEDIATE-TERM BON  COM     921937819   3294.0      37328     SH      SHARED  01      0         0         37328
VANGUARD SHORT-TERM BOND ETF    COM     921937827   2185.0      26984     SH      SHARED  01      0         0         26984
VANGUARD MSCI EMERGING MARKETS  COM     922042858   298.0       6692      SH      SHARED  01      0         0         6692
VANGUARD MID-CAP ETF            COM     922908629   359.0       4357      SH      SHARED  01      0         0         4357
VANGUARD INDEX FDS VALUE ETF    COM     922908744   710.0       12082     SH      SHARED  01      0         0         12082